NORTHERN FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Supplement dated September 15, 2011 to Statement of Additional Information dated July 31, 2011

1.	The third and fourth lines of the table under the section entitled “Disclosure of Securities Ownership” on page 99 are replaced by the following lines, respectively:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest

Robert H. Bergson	Small Cap Core Fund	$10,001 - $50,000
Robert H. Bergson	Small Cap Value Fund	$10,001 - $50,000